Vessels, net (Tables)	12 Months Ended
Dec. 31, 2020
Vessels, net [Abstract]
Vessels, net - Consolidated statement of financial position
	Vessels cost	Vessels accumulated depreciation	Dry docking costs	Accumulated depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2018	179,401	(92,702)	4,830	(4,209)	87,320
Additions/ Dry Docking Component	26	-	2,148	-	2,174
Depreciation expense	-	(4,578)	-	(1,166)	(5,744)
Balance at December 31, 2018	179,427	(97,280)	6,978	(5,375)	83,750
Additions/ Dry Docking Component	54	-	622	-	676
Impairment loss	(29,902)	-	-	-	(29,902)
Depreciation expense	-	(4,578)	-	(1,704)	(6,282)
Balance at December 31, 2019	149,579	(101,858)	7,600	(7,079)	48,242
Additions/ Dry Docking Component	18,028	-	4,283	-	22,311
Impairment loss	(4,615)	-	-	-	(4,615)
Depreciation expense	-	(2,253)	-	(1,335)	(3,588)
Balance at December 31, 2020	162,992	(104,111)	11,883	(8,414)	62,350

Vessels, net - Consolidated statement of comprehensive loss
	For the year ended December 31,
	2020	2019	2018
Vessels depreciation	2,253	4,578	4,578
Depreciation on office furniture and equipment	33	31	23
Depreciation of right of use asset	112	112	-
Total	2,398	4,721	4,601

Impairment loss
	For the year ended December 31,
Vessel	2020	2019
m/v River Globe	(332)	(6,920)
m/v Sky Globe	(1,231)	(8,074)
m/v Star Globe	(460)	(7,197)
m/v Sun Globe	(2,013)	(4,797)
m/v Moon Globe	(579)	(2,914)
Impairment loss	(4,615)	(29,902)

Recoverable amount
	December 31,
Vessels	2019	Recoverable amount
m/v River Globe	7,752	At fair value less costs of disposal
m/v Sky Globe	8,971	At fair value less costs of disposal
m/v Star Globe	9,458	At fair value less costs of disposal
m/v Sun Globe	11,165	At fair value less costs of disposal
m/v Moon Globe	10,896	At value in use
Total:	48,242